Debt securities in issue - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Securitisation notes	£ 3,496	£ 2,806
Covered bonds	12,527	14,240
Securitisation programme
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Securitisation notes	3,496	2,806
Instruments providing security for notes	30,538	28,981
Covered bond programme
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Covered bonds	12,527	14,240
Instruments providing security for bonds	25,818	28,231
Restricted cash and cash equivalents	£ 3,575	£ 3,789